Financial Instruments - Summary of Allowance For Doubtful Accounts (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Allowance For Doubtful Accounts [Abstract]
(Decrease) increase in the allowance (net of recoveries and amounts written off)	$ (882)	$ 1,324